Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 225	$ 342
Less: amount due within one year	18	29
Long-term debt non current	207	313
BNDES Loans Due 2016 - 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	174	267
Chelan County Loan Due 2031 (5.85%) [Member]
Debt Instrument [Line Items]
Long-term debt	14	14
Other [Member]
Debt Instrument [Line Items]
Long-term debt	$ 37	$ 61